CONSOLIDATED BALANCE SHEETS (Parentheticals) (EUR €) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Loans measured at fair value	€ 76	€ 181
Interest bearing deposits measured at fair value	282	2,955
Long-term debt measured at fair value	810	600
Common Stock Par Or Stated Value Per Share	€ 5.0	€ 5.0
Treasury stock shares outstanding	397,655	1,076
Common stock issued	2,396,785,994	956,090,482
Other Assets	382	306
Other liabilities	€ 66	€ 4
Preferred Stock [Member]
Statement [Line Items]
Issuance of preferred stock - Par value per share	€ 0.3	€ 0.3
Preferred stock	25,000,000	25,000,000
Greek State Preferred Stock [Member]
Statement [Line Items]
Issuance of preferred stock - Par value per share	€ 5.0	€ 5.0
Preferred stock	270,000,000	270,000,000